Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities on Recurring Basis

Assets and liabilities that had recurring fair value measurements were as follows:

	Fair Value Measurements at Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of March 31, 2014:
Cash	$5,321	$5,321	$—	$—
Derivative instrument	—	—	—	—

Total assets at fair value	$5,321	$5,321	$—	$—
As of June 30, 2013:
Cash	$15,957	$15,957	$—	$—
Derivative instrument	$28	—	28	—

Total assets at fair value	$15,985	$15,957	$28	$—

Assets and liabilities that had recurring fair value measurements were as follows:

	Fair Value Measurements at Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of June 30, 2012:
Cash	$14,797	$14,797	$—	$—
Derivative instrument	—	—	—	—

Total assets at fair value	$14,797	$14,797	$—	$—
As of June 30, 2013:
Cash	$15,957	$15,957	$—	$—
Derivative instrument	28	—	28	—

Total assets at fair value	$15,985	$15,957	$28	$—